Debt Profile (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term	$ 1,521.2	[1]	$ 279.1	[1]
Total	262.0
Total Debt As Reported
Debt Instrument [Line Items]
2015	79.6
2016	13.9
2017	189.1
2019	276.2
Thereafter	1,042.0
Total long-term	1,521.2
Total	1,600.8
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	3.90%	[2]
2017	105.0	[2]
2019	268.0	[2]
Thereafter	1,042.0	[2]
Total long-term	1,415.0	[2]
Total	1,415.0	[2]
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	4.10%	[2]
2015	56.9	[2]
Total	56.9	[2]
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate	1.90%
2017	83.2
Total long-term	83.2
Total	83.2
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate	11.10%	[3]
2015	21.8	[3]
2016	13.9	[3]
Total long-term	13.9	[3]
Total	35.7	[3]
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2015	78.7	[2]
2016	13.9	[2]
2017	188.2	[2]
2019	268.0	[2]
Thereafter	1,042.0	[2]
Total long-term	1,512.1	[2]
Total	1,590.8	[2]
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
2015	0.9
2017	0.9
2019	8.2
Total long-term	9.1
Total	$ 10.0

[1]	Debt as reported in balance sheet.
[2]	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt. Included in the DRD is also the unamortized fair value adjustment related to discontinued fair value hedges which will be amortized over the remaining life of the debt.
[3]	Primarily external loans drawn locally in Brazil, Turkey and Russia.